Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (884,217)		$ (744,265)
Property, plant and equipment, net	1,327,658	$ 1,315,326	1,315,326
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	855,570		790,605
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	652,169		618,323
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	55,760		51,526
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	27,271		25,200
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 621,105		$ 573,937